Document And Entity Information	6 Months Ended
Oct. 31, 2023 shares
Document Information Line Items
Entity Central Index Key	0001809691
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Period Start Date	May 01, 2023
Document Fiscal Year Focus	2023
Document Period End Date	Oct. 31, 2023
Document Shell Company Report	false
Entity File Number	001-40463
Entity Registrant Name	AMTD Digital Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-Jacques
Entity Address, Address Line Two	Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	each representing 0.4 Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	HKD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by AMTD Digital Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Transition Report on Form 20-F for the transition period from May 1, 2023 to October 31, 2023, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on July 16, 2024 (the “Original Filing”). This Amendment is being filed to address certain comments from the staff of the SEC in relation to the Original Filing and to supplement the Original Filing with the inclusion of (i) the audited consolidated financial statements of the Company for the three fiscal years ended April 30, 2023, and (ii) unaudited financial information of the Company for the six months ended October 31, 2022.This Amendment speaks as of the filing date of the Original Filing, or July 16, 2024. Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing. Other than as expressly stated in this Amendment, this Amendment does not, and does not purport to, amend, update or restate the information in any part of the Original Filing or reflect any events that have occurred after the Original Filing was filed on July 16, 2024. The filing of this Amendment should not be understood to mean that any other statements contained in the Original Filing are true and complete as of any date subsequent to July 16, 2024. Accordingly, this Amendment should be read in conjunction with the Original Filing and the documents filed with or furnished to the SEC by the Company subsequent to July 16, 2024, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of AMTD Digital Inc. and subsidiaries (the “Company”) as of April 30, 2021, 2022 and 2023 and October 31, 2023, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the three years ended April 30, 2021, 2022 and 2023 and six months ended October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of April 30, 2021, 2022 and 2023 and October 31, 2023, and the results of its operations and its cash flows for each of the three years ended April 30, 2023 and six months ended October 31, 2023 in conformity with generally accepted accounting principles in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	true
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--04-30
Business Contact
Document Information Line Items
Entity Address, Address Line One	66 rue Jean-Jacques
Entity Address, Address Line Two	Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Feridun Hamdullahpur
City Area Code	+33 (0)
Local Phone Number	1 4236 4597
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	11,308,207
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	65,650,000